Share-based plan - Activity of RSUs and PSUs (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of units
Outstanding (shares)	18,119,890	13,899,648
Granted (shares)	814,745	5,939,132
Forfeited (shares)	(1,998,488)	(1,718,890)
Vested (shares)	(724,481)
Outstanding (shares)	16,211,666	18,119,890
RSUs
Number of units
Outstanding (shares)	15,153,830	11,079,736
Granted (shares)	814,745	5,709,046
Forfeited (shares)	(1,559,670)	(1,634,952)
Vested (shares)	(724,481)
Outstanding (shares)	13,684,424	15,153,830
PSUs
Number of units
Outstanding (shares)	2,966,060	2,819,912
Granted (shares)	0	230,086
Forfeited (shares)	(438,818)	(83,938)
Vested (shares)	0
Outstanding (shares)	2,527,242	2,966,060